Annual Total Returns [BarChart] - Western Asset Mortgage Total Return Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	6.24%
Annual Return 2012	7.77%
Annual Return 2013	1.71%
Annual Return 2014	6.46%
Annual Return 2015	1.98%
Annual Return 2016	1.23%
Annual Return 2017	4.53%
Annual Return 2018	2.02%
Annual Return 2019	6.01%
Annual Return 2020	2.25%